Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 171,467
Ending balance	192,333	$ 171,467
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	632,615	846,216
Increases	86,564	75,736
Transfers		(289,337)
Ending balance	719,179	632,615
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(461,148)	(391,478)
Amortization	(65,698)	(69,670)
Ending balance	(526,846)	(461,148)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	171,467
Ending balance	192,333	171,467
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	632,615	556,879
Increases	86,564	75,736
Ending balance	719,179	632,615
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(461,148)	(391,478)
Amortization	(65,698)	(69,670)
Ending balance	$ (526,846)	(461,148)
Mining exploitation rights | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		289,337
Transfers		$ (289,337)